LOANS - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) loans	Dec. 31, 2021 USD ($) loans	Dec. 31, 2020 USD ($) loans	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Restructured Loans | loans	134	150	155
Total restructured loans	$ 21,000	$ 27,600	$ 21,800
Restructured Loans, Accrual Status	11,000	11,600	7,100
Restructured Loans, Nonaccrual Status	10,000	16,000	14,700
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	0	200			$ 300
Restructured Loans, Allowance for Loan and Lease Losses Included in Reserves	5,000	6,300
Restructured Loans, Portion Determined to be Uncollectible	3,200	1,700	1,700
Accruing TDRs performing in accordance with restructured terms for more than one year	5,600	5,000
Real Estate Acquired Through Foreclosure	191	98	1,287	$ 2,033
Paycheck Protection Program Amount of Funding		55,600
Unearned fees		2,600
Loans and Leases Receivable, Net of Deferred Income	10,298,971	9,288,299
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	0	16,500	$ 320,200
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Paycheck Protection Program Amount of Funding	3,000
Unearned fees	100
Loans and Leases Receivable, Net of Deferred Income	3,410,272	2,720,028
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 10,691	8,305
Financing Receivable, Modifications, Number of Contracts | loans	15
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 8,242	$ 17,362
Financing Receivable, Modifications, Number of Contracts | loans	6	7
Lease financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 178	$ 203
Lease financing | Summit Funding Group, Inc.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 41,900